OFFICE PREMISES AND EQUIPMENT - Comprised of office premises and equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 17,465	$ 14,410
Less accumulated depreciation	4,984	4,210
Property, Plant and Equipment, Net	12,481	10,200
Land
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,055	1,959
Buildings and improvements, including construction-in-progress
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	12,229	9,448
Furniture and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,136	2,958
Automobiles
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 45	$ 45